SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION ABOUT THE COMPANY’S OPERATING LEASE (Details)	Jun. 30, 2026
Right-of-use Rou Assets And Lease Payable
Weighted average discount rate	4.15%
Weighted average remaining lease term (years)	1 year 4 months 24 days